Note 28 - Segmented Information	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

28.      Segmented information

Operating segments

Colliers has identified four reportable operating segments. Three segments are grouped geographically into Americas, Asia Pacific and EMEA. The IM segment operates in the Americas and EMEA. The groupings are based on the manner in which the segments are managed. Management assesses each segment’s performance based on operating earnings or operating earnings before depreciation and amortization. Corporate includes the costs of global administrative functions and the corporate head office.

Included in segment total assets at December 31, 2023 are investments in non-consolidated subsidiaries accounted for under the equity method: Americas $2,438 (2022 - $2,690), EMEA $1,665 (2022 - $1,483) and IM $29,748 (2022 - $24,002). The reportable segment information excludes intersegment transactions.

			Asia
	Americas	EMEA	Pacific	IM	Corporate	Consolidated

Year ended December 31, 2023
Revenues	$2,510,002	$726,900	$610,313	$487,457	$469	$4,335,141

Depreciation and amortization	84,725	31,698	12,174	71,429	2,510	202,536

Operating earnings (loss)	174,613	5,483	62,709	103,139	(45,009)	300,935
Equity earnings	2,095	98	-	2,885	-	5,078
Other income, net						841
Interest expense, net						(94,077)
Income tax expense						(68,086)

Net earnings						$144,691

Total assets	$1,898,815	$879,919	$467,122	$2,062,956	$173,314	$5,482,126
Total additions to fixed assets, intangible assets and goodwill	112,953	18,187	28,127	6,334	2,571	168,172

			Asia
	Americas	EMEA	Pacific	IM	Corporate	Consolidated

Year ended December 31, 2022
Revenues	$2,756,345	$715,140	$608,460	$378,881	$661	$4,459,487

Depreciation and amortization	86,927	27,432	11,476	48,543	3,043	177,421

Operating earnings (loss)	254,375	9,891	72,256	37,055	(41,081)	332,496
Equity earnings	1,671	58	-	4,948	-	6,677
Other income, net						(1,032)
Interest expense, net						(48,587)
Income tax expense						(95,010)

Net earnings						$194,544

Total assets	$1,685,753	$857,974	$408,825	$2,101,208	$44,417	$5,098,177
Total additions to fixed assets, intangible assets and goodwill	131,114	237,622	59,759	1,291,202	3,703	1,723,400

Geographic information

Revenues in each geographic region are reported by customer locations except for IM where revenues are reported by the location of the fund management.

GEOGRAPHIC INFORMATION

	2023	2022
United States
Revenues	$2,362,420	$2,542,270
Total long-lived assets	2,293,362	2,270,468

Canada
Revenues	$432,176	$467,975
Total long-lived assets	110,195	76,071

Euro currency countries
Revenues	$404,158	$411,834
Total long-lived assets	368,198	367,749

Australia
Revenues	$284,471	$277,488
Total long-lived assets	114,754	111,013

United Kingdom
Revenues	$266,487	$218,304
Total long-lived assets	526,669	527,157

China
Revenues	$87,509	$96,222
Total long-lived assets	8,073	7,410

Other
Revenues	$497,920	$445,394
Total long-lived assets	290,862	294,697

Consolidated
Revenues	$4,335,141	$4,459,487
Total long-lived assets	3,712,113	3,654,565